Fees Summary	Aug. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,598,200
Total Fee Amount	220.71
Total Offset Amount	0
Net Fee	$ 220.71
Offset Table N/A	N/A